Advances to joint ventures (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Advances to Joint Ventures [Line Items]
Current portion of advances to joint ventures	$ 6,275	$ 7,130
Long-term advances to joint ventures	943	6,861
Advances/shareholder loans to joint ventures	$ 7,218	$ 13,991